PROPERTY, PLANT AND EQUIPMENT, NET (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Depreciation expenses	$ 130,485	$ 149,290
Cost of Goods Sold [Member]
Depreciation expenses	38,376	133,772
General And Administrative Expenses [Member]
Depreciation expenses	$ 92,109	$ 15,518